Other Liabilities, Provisions, Contingencies and Commitments - Other Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 2,481	$ 2,232
Derivative financial instruments [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	1,672	1,262
Security deposits [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 809	$ 970